UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08822

CAPITAL MANAGEMENT INVESTMENT TRUST

(Exact name of registrant as specified in charter)

       140 Broadway, New York, New York, 10005

(Address of principal executive offices)     (Zip code)

CT Corporation System

115 Federal Street

Suite 700, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 626 3863

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments

Wellington Shields All-Cap Fund
		Schedule of Investments
	February 29, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Aerospace & Defense
5,500	L3Harris Technologies, Inc.	$ 1,087,515
9,000	Mercury Systems, Inc. *	661,140
2,750	Raytheon Company	518,540
		2,267,195	5.41%

Banks
33,300	Bank of America Corporation	949,050
8,000	JPMorgan Chase & Co.	928,880
		1,877,930	4.48%

Building Products
14,500	Fortune Brands Home & Security, Inc.	895,375	2.14%

Capital Markets
19,000	Apollo Global Management, Inc. - Class A	791,540
2,500	Blackrock Inc.	1,157,525
9,900	The Blackstone Group Inc. - Class A	533,016
		2,482,081	5.92%

Chemicals
1,850	The Sherwin-Williams Company	955,988	2.28%

Commercial Services & Supplies
3,000	Cintas Corporation	800,220
8,000	McGrath RentCorp	555,600
		1,355,820	3.23%

Diversified Telecommunication Services
29,500	Iridium Communications Inc. *	798,565	1.90%
Electrical Equipment
28,000	TPI Composites, Inc. *	664,720	1.59%

Electronic Equipment, Instruments & Components
4,000	OSI Systems, Inc.	325,080	0.78%

Entertainment
5,000	Activision Blizzard, Inc.	290,650
2,700	Electronic Arts, Inc. *	273,699
2,000	Take-Two Interactive Software, Inc. *	214,960
8,300	The Walt Disney Company	976,495
		1,755,804	4.19%

Health Care Equipment & Supplies
3,300	Becton, Dickinson and Company	784,806
3,800	Edwards Lifesciences Corporation *	778,392
		1,563,198	3.73%

Health Care Providers & Services
7,500	AMN Healthcare Services, Inc. *	552,000
7,000	Encompass Health Corporation	523,880
		1,075,880	2.57%

Household Durables
5,000	LGI Homes, Inc. *	376,750	0.90%

Household Products
6,000	The Procter & Gamble Company	679,380	1.62%

Industrial Conglomerate
5,500	Honeywell International	891,935	2.13%
Insurance
19,000	Fidelity National Financial, Inc.	736,440	1.76%

Internet & Direct Marketing Retail
6,200	Alibaba Group Holding Limited * **	1,289,600
850	Alphabet, Inc. - Class A *	1,138,363
92	Alphabet, Inc. - Class C *	123,218
620	Amazon.com, Inc. *	1,167,925
		3,719,106	8.86%

IT Services
2,300	Accenture Plc - Class A (United Kingdom)	415,357
9,007	Fidelity National Information Services Inc.	1,258,458
3,750	Mastercard Incorporated	1,088,437
		2,762,252	6.58%

Leisure Products
22,000	YETI Holdings, Inc. *	665,500	1.59%

Life Sciences Tools & Services
3,600	Thermo Fisher Scientific Inc.	1,046,880	2.50%

Media
48,000	Gray Television, Inc. *	908,160	2.17%

Metals & Mining
37,500	Wheaton Precious Metals Corp. (Canada)	1,068,750	2.55%

Multiline Retail
8,000	Target Corporation	824,000	1.97%

Oil, Gas & Consumable Fuels
49,000	Kinder Morgan, Inc.	939,330	2.24%

Semiconductors & Semiconductor Equipment
8,000	Ichor Holdings, Ltd. *	231,360
8,000	Microchip Technology Incorporated	725,680
		957,040	2.28%

Software
6,000	Fortinet, Inc. *	612,360
7,400	Microsoft Corporation	1,198,874
2,000	Palo Alto Networks, Inc. *	369,240
7,500	salesforce.com, inc. *	1,278,000
		3,458,474	8.24%

Specialty Retail
6,500	Lowe's Companies, Inc.	692,705	1.65%

Trading Companies & Distributors
5,000	Air Lease Corporation - Class A	191,800	0.46%

Total for Common Stocks (Cost $29,240,902)		35,936,138	85.72%

EXCHANGE TRADED FUNDS
Equity Funds
4,100	Invesco S&P SmallCap Health Care ETF *	$ 492,984
23,200	iShares® Core S&P Small-Cap ETF	1,688,728
5,000	iShares® Russell 1000 ETF	821,150
9,500	VanEck Vectors® Junior Gold Miners ETF	342,475
		3,345,337

Fixed Income Funds
12,250	PIMCO Enhanced Short Maturity Active ETF	1,248,765
Total Exchange Traded Funds (Cost $4,765,943)		4,594,102	10.96%

MONEY MARKET FUNDS
2,166,837	First American Treasury Obligations Fund -
	Class X 1.49% ***	2,166,837	5.17%
Total Money Market Funds (Cost $2,166,837)		2,166,837

Total Investment Securities (Cost $36,173,682)		42,697,077	101.85%

Liabilities in Excess of Other Assets		(777,340)	-1.85%

Net Assets		$ 41,919,737	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The rate shown represents the 7-day yield at February 29, 2020.

See accompanying notes to Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS

CAPITAL MANAGEMENT INVESTMENT TRUST

February 29, 2020

 (Unaudited)

1. ORGANIZATION

Wellington Shields All-Cap Fund (the “Fund”) is a diversified series of the Capital Management Investment Trust (the “Trust”), a registered open-end management investment company. The Trust was organized on October 14, 1994 as a Massachusetts business trust and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of February 29, 2020, there is one series authorized by the Trust. Prior to March 29, 2018, the Fund was known as the Capital Management Mid-Cap Fund. The Fund’s investment adviser is Capital Management Associates, Inc. (“CMA” or “Advisor”). The Fund currently offers Institutional shares. The Fund commenced operations on January 27, 1995. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value, as described in Note 3.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, if any, is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

WRITTEN OPTIONS

The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

The writing of covered call options is considered to be a conservative investment technique. The Fund will receive a premium from writing a call option, which increases the Fund’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

DIVIDEND DISTRIBUTIONS

Dividends paid by the Fund derived from net investment income (if any) will generally be paid annually. Distributions from capital gains (if any) are generally declared and distributed annually. The Fund may also make a supplemental distribution subsequent to the end of its fiscal year. Dividends and distributions to shareholders are recorded on the ex-dividend date.

ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported year. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

As of and during the three month period ended February 29, 2020, the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of February 29, 2020, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years and expected to be taken during three month period ended February 29, 2020 and has concluded that no provision for income tax is required in these financial statements.

3. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. The Fund’s investment in securities is generally carried at their market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and are categorized in level 2 or level 3, when appropriate. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Money market funds. Shares of money market funds are valued at net asset value provided by the underlying fund and are classified in level 1 of the fair value hierarchy.

Derivatives (including options written). Listed derivatives, including options and options written, that are actively traded, are valued based on quoted prices from the exchange. To the extent these derivatives are actively traded and valuation adjustments are not applied, they are classified in level 1 of the fair value hierarchy. Options held by the Fund, for which no current quotations are readily available and which are not traded on the valuation date, are valued at the mean price. When the mean price is used for valuation or when the derivative is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 29, 2020:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$35,936,138	$0	$0	$35,936,138
Exchange Traded Funds	4,594,102	0	0	4,594,102
Money Market Funds	2,166,837	0	0	2,166,837
Total	$42,697,077	$0	$0	$42,697,077

Refer to the Fund’s Schedules of Investments for a listing of securities by industry.  The Fund did not hold any Level 3 assets during the three-month period ended February 29, 2020.

4. DERIVATIVES TRANSACTIONS

For the three month period ended February 29, 2020, the total amount of options written, as presented in the table below, is representative of the volume of activity for these derivative types during the period:

	Number of	Premiums
	Contracts	Received
Options outstanding at November 30, 2019	0	$0
Options written	270	42,354
Options expired	(100)	(5,464)
Options exercised	(70)	(5,381)
Options terminated	(100)	(31,509)
Options outstanding at February 29, 2020	0	$0

As of February 29, 2020 there were no derivatives outstanding in the Fund.

Realized and unrealized gains and losses on derivatives contracts entered into during the three month period ended February 29, 2020 by the Fund are recorded in the following locations in the Statement of Operations:

                                                               Realized                                                   Unrealized

                                   Location             Gain/(Loss)                  Location

                  Gain/(Loss)

Covered Call            Realized Gain/                                    Change in Unrealized

Options Written    (Loss) on Options          ($64,305)       Appreciation/(Depreciation)           $0

                                    Written                                           on Options Written

The Fund’s use of options written exposes it to equity risk. In addition, the selling of covered call options may be used by the Fund to reduce volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities. Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

During the three month period ended February 29, 2020, the Fund was not subject to any master netting arrangements.

5. TAX MATTERS

For Federal income tax purposes, the cost of securities owned at February 29, 2020 was $36,173,682.

At February 29, 2020, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) (including open positions in options written) on a tax basis was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

     $7,565,723                   ($1,042,328)                                 $6,523,395

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL MANAGEMENT FUNDS

By: /s/W. Jameson McFadden

       W. Jameson McFadden

       Principal Executive Officer and Principal Financial Officer

Date:                             4/20/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/W. Jameson McFadden

       W. Jameson McFadden

       Principal Executive Officer and Principal Financial Officer

Date:                             4/20/2020